Leases - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Additions to right-of-use assets	R$ (11,555)	R$ 9,740
Cash outflow for leases	R$ 21,790	R$ 20,141	R$ 19,027
Bottom of range [member]
Statements [Line Items]
Lease Term	5 years
Top of range [member]
Statements [Line Items]
Lease Term	10 years